Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of trade and other receivables
	Current		Non-current
	2020	2019	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)
Trade receivables (b)	73,366	100,201	-	-
Accounts receivable from Parent company and affiliates, note 27	2,212	1,171	-	-
Other accounts receivable (c)	1,913	12,973	-	386
Other receivables from sale of fixed assets	1,781	1,023	-	-
Loans granted	1,624	1,566	1,688	930
Interests receivables	1,375	408	-	-
Loans to employees	357	1,398	-	-
Funds restricted to tax payments	346	-	-	-
Indemnification from insurance	-	231	-	-
Allowance for expected credit losses (d)	(5,324)	(3,747)	-	-

Financial assets classified as receivables (e)	77,650	115,224	1,688	1,316
Value-added tax credit	6,443	4,956	3,319	3,157
Tax refund receivable	319	350	9,242	9,242
Allowance for expected credit losses (d)	-	-	(9,034)	(9,034)

Non-financial assets classified as receivables	6,762	5,306	3,527	3,365
	84,412	120,530	5,215	4,681
(b)	Trade receivables have current maturity (30 to 90 days) and those that are past-due are interest bearing.
(c)	As of December 31, 2019, it mainly included accounts receivable from a third party for the sale of regional and local public investment certificates (CIPRL) of S/9,900,000, which were charged in January 2020.
(d)	The movement of the allowance for expected credit losses is as follows:
(e)	The aging analysis of trade and other accounts receivable as of December 31, 2020 and 2019, is as follows:

Schedule of movement of allowance for doubtful accounts
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Opening balance	12,781	11,329	1,685
Additions	1,582	1,452	9,717
Recoveries	(5)	-	(62)
Write-off	-	-	(11)

Ending balance	14,358	12,781	11,329

Schedule of aging analysis of trade and other accounts receivable
		Neither past due	Past due but not impaired
	Total	nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss rate	6.3%	0.2%	10.8%	1.4%	4.2%	-	61.2%
Carrying amount 2020	84,662	68,044	1,943	5,665	1,134	-	7,876
Expected credit loss	5,324	167	209	79	48	-	4,821
		Neither past due	Past due but not impaired
	Total	nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss rate	3.1%	0.3%	0.5%	2.6%	1.0%	-	35.7%
Carrying amount 2019	120,287	96,072	12,525	531	1,635	-	9,524
Expected credit loss	3,747	256	59	14	16	-	3,402